UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE       68137

(Address of principal executive offices) (Zip code)

James Ash

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 12/31/11

Item 1.  Schedule of Investments.

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)
Shares		Value

	COMMON STOCKS - 70.7%
	AEROSPACE & DEFENSE - 0.7%
1,373	Orbital Sciences Corp. *	$ 19,950
437	United Technologies Corp.	31,940
		51,890
	AGRICULTURE - 1.6%
1,521	Philip Morris International, Inc.	119,368

	AIRLINES - 0.3%
311	Alaska Air Group, Inc. *	23,353

	APPAREL - 0.2%
155	Deckers Outdoor Corp. *	11,713

	BANKS - 3.2%
4,251	BB&T Corp.	106,998
2,031	Northern Trust Corp.	80,549
536	Prosperity Bancshares, Inc.	21,628
1,455	Trustmark Corp.	35,342
		244,517
	BEVERAGES - 0.3%
228	Hansen Natural Corp. *	21,008

	BIOTECHNOLOGY - 0.3%
468	United Therapeutics Corp. *	22,113

	CHEMICALS - 2.6%
941	Balchem Corp.	38,148
730	CF Industries Holdings, Inc.	105,835
348	Terra Nitrogen Co. LP	58,328
		202,311
	COMMERCIAL SERVICES - 2.9%
198	Alliance Data Systems Corp. *	20,560
917	Automatic Data Processing, Inc.	49,527
944	Deluxe Corp.	21,485
1,542	Kelly Services, Inc.	21,095
221	Mastercard, Inc. - Class A	82,393
461	Wright Express Corp. *	25,023
		220,083
	COMPUTERS - 1.3%
164	Apple, Inc. *	66,420
1,040	NCR Corp. *	17,118
721	Synopsys, Inc. *	19,611
		103,149
	COSMETICS & PERSONAL CARE - 0.9%
631	Estee Lauder Cos., Inc.	70,874

	DISTRIBUTION & WHOLESALE - 0.8%
935	Genuine Parts Co.	57,222

	DIVERSIFIED FINANCIAL SERVICES - 0.9%
1,460	American Express Co.	68,868

	ELECTRIC - 1.0%
2,121	El Paso Electric Co.	73,471

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
681	Belden, Inc.	22,664

	ELECTRONICS - 0.9%
586	FEI Co. *	23,897
1,040	Thermo Fisher Scientific, Inc. *	46,769
		70,666
	FOOD - 2.5%
1,524	Campbell Soup Co.	50,658
1,011	Kraft Foods Inc. - Class A	37,771
4,742	SUPERVALU, Inc.	38,505
3,037	Tyson Foods, Inc.	62,684
		189,618
	GAS - 1.0%
2,687	CenterPoint Energy, Inc.	53,982
648	Vectren Corp.	19,589
		73,571
	HEALTHCARE-PRODUCTS - 0.6%
939	Baxter International, Inc.	46,462

	HEALTHCARE-SERVICES - 1.0%
1,055	Community Health Systems, Inc. *	18,410
1,142	UnitedHealth Group, Inc.	57,877
		76,287
	HOUSEHOLD PRODUCTS & WARES - 0.4%
504	Clorox Co.	33,546

	INSURANCE - 2.6%
1,287	ACE Ltd.	90,244
693	Aflac, Inc.	29,979
714	Mercury General Corp.	32,573
1,124	Protective Life Corp.	25,357
320	Reinsurance Group of America, Inc.	16,720
		194,873
	INTERNET - 1.7%
121	Google, Inc. - Class A *	78,154
3,234	Symantec Corp. *	50,612
		128,766
	MACHINERY-DIVERSIFIED - 2.0%
526	Cascade Corp.	24,811
839	Cummins, Inc.	73,849
753	Deere & Co.	58,245
		156,905
	MINING - 1.9%
837	Barrick Gold Corp.	37,874
857	Freeport-McMoRan Copper & Gold, Inc.	31,529
884	Goldcorp, Inc.	39,117
321	Newmont Mining Corp.	19,263
1,537	Stillwater Mining Co. *	16,077
		143,860
	MISCELLANEOUS MANUFACTURING - 1.5%
6,531	General Electric Co.	116,970

	OFFICE & BUSINESS EQUIPMENT - 0.4%
1,640	Pitney Bowes, Inc.	30,406

	OIL & GAS - 12.3%
304	Anadarko Petroleum Corp.	23,204
1,194	Apache Corp.	108,153
690	BP PLC - ADR	29,491
533	Canadian Natural Resources Ltd.	19,918
1,021	Chesapeake Energy Corp.	22,758
1,503	Chevron Corp.	159,919
1,000	ConocoPhillips	72,870
633	Devon Energy Corp.	39,246
1,962	Diamond Offshore Drilling, Inc.	108,420
335	Energen Corp.	16,750
363	EOG Resources, Inc.	35,759
783	Exxon Mobil Corp.	66,367
477	Gulfport Energy Corp. *	14,048
612	HollyFrontier Corp.	14,321
208	Noble Energy, Inc.	19,633
526	Occidental Petroleum Corp.	49,286
224	Pioneer Natural Resources Co.	20,044
451	Plains Exploration & Production Co. *	16,561
430	SM Energy Co.	31,433
604	Southwestern Energy Co. *	19,292
584	Stone Energy Corp. *	15,406
1,096	Ultra Petroleum Corp. *	32,474
		935,353
	OIL & GAS SERVICES - 2.7%
1,598	Baker Hughes, Inc.	77,727
254	CARBO Ceramics, Inc.	31,326
570	Halliburton Co.	19,671
509	National Oilwell Varco, Inc.	34,607
632	Schlumberger Ltd.	43,172
		206,503
	PHARMACEUTICALS - 4.5%
1,753	Abbott Laboratories	98,571
1,097	Endo Pharmaceuticals Holdings, Inc. *	37,879
579	Johnson & Johnson	37,971
1,131	Merck & Co., Inc.	42,639
5,029	Pfizer, Inc.	108,828
507	Questcor Pharmaceuticals, Inc. *	21,081
		346,969
	PIPELINES - 1.3%
1,066	ONEOK Partners LP	61,551
561	Plains All American Pipeline LP	41,205
		102,756
	REAL ESTATE - 0.7%
1,303	WP Carey & Co. LLC	53,345

	REITS - 0.6%
1,089	Rayonier, Inc.	48,602

	RETAIL - 7.3%
1,377	Advance Auto Parts, Inc.	95,881
342	Cash America International, Inc.	15,947
496	Coinstar, Inc. *	22,637
1,853	CVS Caremark Corp.	75,565
6,658	Foot Locker, Inc.	158,727
1,356	Fred's, Inc.	19,770
2,569	Home Depot, Inc.	108,001
695	PetSmart, Inc.	35,647
361	Tractor Supply Co.	25,324
		557,499
	SEMICONDUCTORS - 2.1%
2,177	Atmel Corp. *	17,634
4,731	Intel Corp.	114,727
1,024	Ultratech, Inc. *	25,160
		157,521
	SOFTWARE - 2.3%
1,367	BMC Software, Inc. *	44,810
1,037	Fiserv, Inc. *	60,913
1,983	Microsoft Corp.	51,479
578	MSCI, Inc. - Class A *	19,034
		176,236
	TELECOMMUNICATIONS - 1.4%
2,154	CenturyLink, Inc.	80,129
704	Verizon Communications, Inc.	28,245
		108,374
	TOYS, GAMES & HOBBIES - 0.7%
1,870	Mattel, Inc.	51,911

	TRANSPORTATION - 0.5%
504	Norfolk Southern Corp.	36,721

	TRUCKING & LEASING - 0.5%
1,236	TAL International Group, Inc.	35,584

	TOTAL COMMON STOCKS (Cost - $5,222,538)	5,391,908

	EXCHANGE TRADED FUNDS - 5.4%
	ASSET ALLOCATION FUND - 3.1%
6,600	SPDR Barclays Capital Convertible Securities ETF	238,722

	DEBT FUND - 1.7%
1,600	Vanguard Short-Term Bond ETF	129,344

	EQUITY FUND - 0.6%
1,193	Guggenheim Timber ETF	19,732
504	Market Vectors Agribusiness ETF	23,764
		43,496

	TOTAL EXCHANGE TRADED FUNDS (Cost - $409,429)	411,562

Principal ($)
	BONDS & NOTES - 18.3%
	AEROSPACE & DEFENSE - 0.4%
24,000	Lockheed Martin Corp., 7.65% due 5/1/16	29,419

	AGRICULTURE - 1.4%
91,000	Archer-Daniels-Midland Co., 0.875% due 2/15/14	91,910
14,000	Archer-Daniels-Midland Co., 8.375% due 4/15/17	18,596
		110,506
	BANKS - 0.8%
29,000	Bank of America Corp., 5.125% due 11/15/14	28,877
29,000	Wells Fargo & Co., 5.125% due 9/15/16	31,082
		59,959
	BEVERAGES - 0.8%
26,000	Diageo Finance BV, 5.30% due 10/28/15	29,566
28,000	PepsoCo, Inc., 5.00% due 6/1/18	32,519
		62,085

	BIOTECHNOLOGY - 0.6%
44,000	Charles River Laboratories International, Inc., 2.25% due 6/15/13	42,845

	CHEMICALS - 0.4%
29,000	Sherwin-Williams Co., 3.125% due 12/15/14	30,610

	COAL - 1.3%
110,000	Alpha Appalachia Holdings, Inc., 3.25% due 8/1/15	102,162

	COMPUTERS - 1.6%
128,000	SanDisk Corp., 1.00% due 5/15/13	125,280

	DIVERSIFIED FINANCIAL SERVICES - 0.4%
28,000	American Express Credit Corp., 5.875% due 5/2/13	29,419

	ELECTRIC - 0.4%
29,000	Constellation Energy Group, Inc., 4.55% due 6/15/15	30,797

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
100,000	General Cable Corp., 0.875% due 11/15/13	92,500

	FOOD - 2.4%
174,000	Chiquita Brands International, Inc., 4.25% 8/15/16	149,858
26,000	Nabisco, Inc., 7.55% 6/15/15	30,786
		180,644
	HEALTHCARE-SERVICES - 1.3%
110,000	Brookdale Senior Living, Inc., 2.75% due 6/15/18	95,975

	IRON & STEEL - 0.4%
28,000	Nucor Corp., 5.75% due 12/1/17	32,932

	OFFICE & BUSINESS EQUIPMENT - 0.4%
26,000	Xerox Corp., 7.20% 4/1/16	29,586

	OIL & GAS - 1.8%
62,000	Parker Drilling Co., 2.125% due 7/15/12	60,527
78,000	Penn Virginia Corp., 4.50% due 11/15/12	76,479
		137,006

	PHARMACEUTICALS - 0.9%
28,000	Merck & Co., Inc., 5.00% due 6/30/19	33,116
28,000	Pfizer, Inc., 4.65% due 3/1/18	31,998
		65,114
	RETAIL - 1.8%
108,000	Charming Shoppes, Inc., 1.125% due 5/1/14	98,280
4,000	JC Penny Corp., Inc., 9.00% due 8/1/12	4,155
29,000	Wal-Mart Stores, Inc., 4.125% due 2/1/19	32,486
		134,921

	TOTAL BONDS & NOTES (Cost - $1,388,984)	1,391,760

	U.S. GOVERNMENT TREASURY OBLIGATIONS - 1.0%
32,000	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/20	38,137
33,000	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/18	40,626
	TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS	78,763
	(Cost - $77,104)

Shares
	SHORT-TERM INVESTMENT - 4.4%
	MONEY MARKET FUND - 4.4%
336,979	Dreyfus Cash Management, to yield 0.05% ** (Cost 336,979)	336,979

	TOTAL INVESTMENTS - 99.8% (Cost - $7,435,034)	$ 7,610,972
	OTHER ASSETS LESS LIABILITIES - 0.2%	14,142
	NET ASSETS - 100.0%	$ 7,625,114

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 249,321
	Unrealized Depreciation:	(73,383)
	Net Unrealized Appreciation:	$ 175,938

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2011.
ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of December 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,391,908	$ -	$ -	$ 5,391,908
Exchange Traded Funds	411,562	-	-	411,562
Bonds & Notes	1,391,760	-	-	1,391,760
U.S. Government Treasury Obligations	78,763	-	-	78,763
Short-Term Investment	336,979	-	-	336,979
Total	$ 7,610,972	$ -	$ -	$ 7,610,972

There were no significant transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classification.

Ascendant Natural Resources Fund
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)
Shares		Value

	COMMON STOCKS - 94.1%
	CHEMICALS - 2.4%
285	CF Industries Holdings, Inc.	$ 41,319

	MINING - 14.5%
1,432	Barrick Gold Corp.	64,798
1,460	Freeport-McMoRan Copper & Gold, Inc.	53,713
1,510	Goldcorp, Inc.	66,818
550	Newmont Mining Corp.	33,006
2,619	Stillwater Mining Co. *	27,395
		245,730
	OIL & GAS - 58.7%
519	Anadarko Petroleum Corp.	39,615
380	Apache Corp.	34,420
1,181	BP PLC - ADR	50,476
908	Canadian Natural Resources Ltd.	33,932
1,741	Chesapeake Energy Corp.	38,807
1,025	Chevron Corp.	109,060
1,052	ConocoPhillips	76,659
1,078	Devon Energy Corp.	66,836
895	Diamond Offshore Drilling, Inc.	49,458
619	EOG Resources, Inc.	60,978
1,337	Exxon Mobil Corp.	113,324
1,027	HollyFrontier Corp.	24,032
357	Noble Energy, Inc.	33,697
897	Occidental Petroleum Corp.	84,049
385	Pioneer Natural Resources Co.	34,450
733	SM Energy Co.	53,582
1,036	Southwestern Energy Co. *	33,090
1,867	Ultra Petroleum Corp. *	55,319
		991,784
	OIL & GAS SERVICES - 15.8%
963	Baker Hughes, Inc.	46,840
433	CARBO Ceramics, Inc.	53,402
972	Halliburton Co.	33,544
868	National Oilwell Varco, Inc.	59,015
1,078	Schlumberger Ltd.	73,638
		266,439
	REITS - 2.7%
1,021	Rayonier, Inc.	45,567

	TOTAL COMMON STOCKS (Cost - $1,502,004)	1,590,839

	EXCHANGE TRADED FUNDS - 4.4%
	EQUITY FUNDS - 4.4%
2,020	Guggenheim Timber ETF	33,411
859	Market Vectors Agribusiness ETF	40,502
	TOTAL EXCHANGE TRADED FUNDS (Cost - $68,288)	73,913

	SHORT-TERM INVESTMENT - 1.1%
	MONEY MARKET FUND - 1.1%
19,375	Dreyfus Cash Management, to yield 0.05% ** (Cost 19,375)	19,375

	TOTAL INVESTMENTS - 99.6% (Cost - $1,589,667) (a)	$ 1,684,127
	OTHER ASSETS LESS LIABILITIES - 0.4%	7,295
	NET ASSETS - 100.0%	$ 1,691,422

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 116,350
	Unrealized Depreciation:	(21,890)
	Net Unrealized Appreciation:	$ 94,460

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2011.
ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of December 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,590,839	$ -	$ -	$ 1,590,839
Exchange Traded Funds	73,913	-	-	73,913
Short-Term Investment	19,375	-	-	19,375
Total	$ 1,684,127	$ -	$ -	$ 1,684,127

There were no significant transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classification.

	Ascendant MultiCap Equity Fund
	PORTFOLIO OF INVESTMENTS
	December 31, 2011 (Unaudited)
Shares		Value

	COMMON STOCKS - 96.1%
	AEROSPACE & DEFENSE - 0.9%
555	Orbital Sciences Corp. *	$ 8,064
176	United Technologies Corp.	12,864
		20,928
	AGRICULTURE - 2.1%
615	Philip Morris International, Inc.	48,265

	AIRLINES - 0.4%
125	Alaska Air Group, Inc. *	9,386

	APPAREL - 0.2%
62	Deckers Outdoor Corp. *	4,685

	BANKS - 4.4%
1,719	BB&T Corp.	43,267
821	Northern Trust Corp.	32,561
217	Prosperity Bancshares, Inc.	8,756
588	Trustmark Corp.	14,283
		98,867
	BEVERAGES - 0.4%
92	Hansen Natural Corp. *	8,477

	BIOTECHNOLOGY - 0.4%
189	United Therapeutics Corp. *	8,930

	CHEMICALS - 3.6%
380	Balchem Corp.	15,405
295	CF Industries Holdings, Inc.	42,769
141	Terra Nitrogen Co. LP	23,633
		81,807
	COMMERCIAL SERVICES - 3.9%
80	Alliance Data Systems Corp. *	8,307
370	Automatic Data Processing, Inc.	19,984
381	Deluxe Corp.	8,672
623	Kelly Services, Inc.	8,523
89	Mastercard, Inc. - Class A	33,181
186	Wright Express Corp. *	10,096
		88,763
	COMPUTERS - 1.8%
66	Apple, Inc. *	26,730
420	NCR Corp. *	6,913
291	Synopsys, Inc. *	7,915
		41,558
	COSMETICS & PERSONAL CARE - 1.3%
255	Estee Lauder Cos., Inc.	28,642

	DISTRIBUTION & WHOLESALE - 1.0%
378	Genuine Parts Co.	23,134

	DIVERSIFIED FINANCIAL SERVICES - 1.2%
590	American Express Co.	27,830

	ELECTRIC - 1.3%
858	El Paso Electric Co.	29,721

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
275	Belden, Inc.	9,152

	ELECTRONICS - 1.3%
237	FEI Co. *	9,665
420	Thermo Fisher Scientific, Inc. *	18,887
		28,552
	FOOD - 3.4%
616	Campbell Soup Co.	20,476
409	Kraft Foods Inc. - Class A	15,280
1,917	SUPERVALU, Inc.	15,566
1,228	Tyson Foods, Inc.	25,346
		76,668
	GAS - 1.3%
1,086	CenterPoint Energy, Inc.	21,818
262	Vectren Corp.	7,920
		29,738
	HEALTHCARE-PRODUCTS - 0.8%
379	Baxter International, Inc.	18,753

	HEALTHCARE-SERVICES - 1.4%
426	Community Health Systems, Inc. *	7,434
462	UnitedHealth Group, Inc.	23,414
		30,848
	HOUSEHOLD PRODUCTS & WARES - 0.6%
204	Clorox Co.	13,578

	INSURANCE - 3.5%
520	ACE Ltd.	36,462
280	Aflac, Inc.	12,113
288	Mercury General Corp.	13,139
454	Protective Life Corp.	10,242
129	Reinsurance Group of America, Inc.	6,740
		78,696
	INTERNET - 2.3%
49	Google, Inc. - Class A *	31,649
1,307	Symantec Corp. *	20,455
		52,104
	MACHINERY-DIVERSIFIED - 2.8%
212	Cascade Corp.	10,000
339	Cummins, Inc.	29,839
304	Deere & Co.	23,514
		63,353
	MINING - 2.6%
338	Barrick Gold Corp.	15,295
346	Freeport-McMoRan Copper & Gold, Inc.	12,729
357	Goldcorp, Inc.	15,797
130	Newmont Mining Corp.	7,801
621	Stillwater Mining Co. *	6,496
		58,118
	MISCELLANEOUS MANUFACTURING - 2.1%
2,641	General Electric Co.	47,300

	OFFICE & BUSINESS EQUIPMENT - 0.5%
663	Pitney Bowes, Inc.	12,292

	OIL & GAS - 16.7%
123	Anadarko Petroleum Corp.	9,389
483	Apache Corp.	43,750
279	BP PLC - ADR	11,924
215	Canadian Natural Resources Ltd.	8,035
413	Chesapeake Energy Corp.	9,206
607	Chevron Corp.	64,585
404	ConocoPhillips	29,440
255	Devon Energy Corp.	15,810
793	Diamond Offshore Drilling, Inc.	43,821
135	Energen Corp.	6,750
146	EOG Resources, Inc.	14,383
316	Exxon Mobil Corp.	26,784
193	Gulfport Energy Corp. *	5,684
247	HollyFrontier Corp.	5,780
84	Noble Energy, Inc.	7,929
212	Occidental Petroleum Corp.	19,864
90	Pioneer Natural Resources Co.	8,053
182	Plains Exploration & Production Co. *	6,683
174	SM Energy Co.	12,719
244	Southwestern Energy Co. *	7,793
236	Stone Energy Corp. *	6,226
443	Ultra Petroleum Corp. *	13,126
		377,734
	OIL & GAS SERVICES - 3.7%
646	Baker Hughes, Inc.	31,421
102	CARBO Ceramics, Inc.	12,580
230	Halliburton Co.	7,937
206	National Oilwell Varco, Inc.	14,006
255	Schlumberger Ltd.	17,419
		83,363
	PHARMACEUTICALS - 6.2%
709	Abbott Laboratories	39,867
443	Endo Pharmaceuticals Holdings, Inc. *	15,297
234	Johnson & Johnson	15,346
457	Merck & Co., Inc.	17,229
2,033	Pfizer, Inc.	43,994
204	Questcor Pharmaceuticals, Inc. *	8,482
		140,215
	PIPELINES - 1.8%
431	ONEOK Partners LP	24,886
227	Plains All American Pipeline LP	16,673
		41,559
	REAL ESTATE - 1.0%
527	WP Carey & Co. LLC	21,575

	REITS - 0.9%
440	Rayonier, Inc.	19,637

	RETAIL - 9.9%
556	Advance Auto Parts, Inc.	38,714
138	Cash America International, Inc.	6,435
200	Coinstar, Inc. *	9,128
749	CVS Caremark Corp.	30,544
2,692	Foot Locker, Inc.	64,177
548	Fred's, Inc.	7,990
1,039	Home Depot, Inc.	43,680
281	PetSmart, Inc.	14,412
146	Tractor Supply Co.	10,242
		225,322
	SEMICONDUCTORS - 2.8%
880	Atmel Corp. *	7,128
1,913	Intel Corp.	46,390
414	Ultratech, Inc. *	10,172
		63,690
	SOFTWARE - 3.1%
552	BMC Software, Inc. *	18,095
419	Fiserv, Inc. *	24,612
801	Microsoft Corp.	20,794
233	MSCI, Inc. - Class A *	7,673
		71,174
	TELECOMMUNICATIONS - 1.9%
871	CenturyLink, Inc.	32,401
284	Verizon Communications, Inc.	11,394
		43,795
	TOYS, GAMES & HOBBIES - 0.9%
756	Mattel, Inc.	20,987

	TRANSPORTATION - 0.7%
204	Norfolk Southern Corp.	14,864

	TRUCKING & LEASING - 0.6%
499	TAL International Group, Inc.	14,366

	TOTAL COMMON STOCKS (Cost - $2,127,112)	2,178,426

	EXCHANGE TRADED FUNDS - 0.8%
	EQUITY FUNDS - 0.8%
482	Guggenheim Timber ETF	7,972
203	Market Vectors Agribusiness ETF	9,572
	TOTAL EXCHANGE TRADED FUNDS (Cost - $17,053)	17,544

	SHORT-TERM INVESTMENT - 2.9%
	MONEY MARKET FUND - 2.9%
65,798	Dreyfus Cash Management, to yield 0.05% ** (Cost $65,798)	65,798

	TOTAL INVESTMENTS - 99.8% (Cost - $2,209,963) (a)	$ 2,261,768
	OTHER ASSETS LESS LIABILITIES - 0.2%	5,326
	NET ASSETS - 100.0%	$ 2,267,094

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 80,425
	Unrealized Depreciation:	(28,620)
	Net Unrealized Appreciation:	$ 51,805

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2011.
ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of December 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,178,426	$ -	$ -	$ 2,178,426
Exchange Traded Funds	17,544	-	-	17,544
Short-Term Investment	65,798	-	-	65,798
Total	$ 2,261,768	$ -	$ -	$ 2,261,768

There were no significant transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

2/29/12

By (Signature and Title)

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/29/12